Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
15.	Income Taxes

Reconciliations of the statutory U.S. federal income tax rates to our effective tax rate for continuing operations follow:

	Years Ended December 31,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
State tax, net of federal benefit	0.1	.8	1.6
Non-deductible goodwill	—	—	4.7
Other, net	(0.5)	(.5)	(.7)

Effective tax rate	34.6%	35.3%	40.6%

The effective tax rates for discontinued operations for the years ended December 31, 2012, 2011 and 2010 are 40.7 percent, 37.7 percent, and 13.5 percent, respectively. The effective tax rate varies from the statutory U.S. federal rate of 35 percent primarily due to the establishment of valuation allowances against capital loss carryforwards and the impact of non-tax deductible goodwill impairments for the year ended December 31, 2010, and due to the impact of state taxes, net of federal benefit, for the years ended December 31, 2012, 2011 and 2010.

Income tax expense consists of:

	December 31,
(Dollars in millions)	2012	2011	2010
Continuing operations current provision/(benefit):
Federal	$474	$436	$248
State	27	38	36
Foreign	—	—	—

Total continuing operations current provision/(benefit)	501	474	284
Continuing operations deferred provision/(benefit):
Federal	23	(121)	225
State	(26)	(25)	(9)
Foreign	—	—	—

Total continuing operations deferred provision/(benefit)	(3)	(146)	216

Continuing operations provision for income tax expense/(benefit)	498	328	500

Discontinued operations current provision/(benefit):
Federal	$1	$(49)	$34
State	—	(5)	8
Foreign	—	—	—

Total discontinued operations current provision/(benefit)	1	(54)	42
Discontinued operations deferred provision/(benefit):
Federal	(2)	68	(67)
State	—	6	(6)
Foreign	—	—	—

Total discontinued operations deferred provision/(benefit)	(2)	74	(73)

Discontinued operations provision for income tax expense/(benefit)	(1)	20	(31)

Provision for income tax expense/(benefit)	$497	$348	$469

The tax effect of temporary differences that give rise to deferred tax assets and liabilities include the following:

	December 31,
(Dollars in millions)	2012	2011
Deferred tax assets:
Loan reserves	$940	$959
Market value adjustments on student loans, investments and derivatives	671	595
Stock-based compensation plans	77	78
Deferred revenue	60	62
Operating loss and credit carryovers	38	49
Accrued expenses not currently deductible	34	51
Other	4	48

Total deferred tax assets	1,824	1,842

Deferred tax liabilities:
Gains/(losses) on repurchased debt	306	297
Other	65	74

Total deferred tax liabilities	371	371

Net deferred tax assets	$1,453	$1,471

Included in other deferred tax assets is a valuation allowance of $29 million and $31 million as of December 31, 2012 and 2011, respectively, against a portion of the Company’s federal, state and international deferred tax assets. The valuation allowance is primarily attributable to deferred tax assets for federal and state capital loss carryovers and state and international net operating loss carryovers that management believes it is more likely than not will expire prior to being realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income of the appropriate character (i.e. capital or ordinary) during the period in which the temporary differences become deductible. Management considers, among other things, the economic slowdown, the scheduled reversals of deferred tax liabilities, and the history of positive taxable income available for net operating loss carrybacks in evaluating the realizability of the deferred tax assets.

As of December 31, 2012, we have federal capital loss carryovers of $45 million which begin to expire in 2016, apportioned state net operating loss carryforwards of $384 million which begin to expire in 2016, state capital loss carryovers of $32 million which begin to expire in 2015, and international net operating loss carryforwards of $.4 million which begin to expire in 2032.

Accounting for Uncertainty in Income Taxes

The following table summarizes changes in unrecognized tax benefits:

	December 31,
(Dollars in millions)	2012	2011	2010
Unrecognized tax benefits at beginning of year	$45.9	$41.7	$104.4
Increases resulting from tax positions taken during a prior period	20.0	20.5	13.1
Decreases resulting from tax positions taken during a prior period	(18.0)	(2.1)	(47.5)
Increases/(decreases) resulting from tax positions taken during the current period	11.3	(9.1)	(2.5)
Decreases related to settlements with taxing authorities	(14.7)	—	(87.6)
Increases related to settlements with taxing authorities	—	0.4	69.1
Reductions related to the lapse of statute of limitations	(3.3)	(5.5)	(7.3)

Unrecognized tax benefits at end of year	$41.2	$45.9	$41.7

As of December 31, 2012, the gross unrecognized tax benefits are $41.2 million. Included in the $41.2 million are $27.5 million of unrecognized tax benefits that, if recognized, would favorably impact the effective tax rate.

The Company or one of its subsidiaries files income tax returns at the U.S. federal level, in most U.S. states, and various foreign jurisdictions. U.S. federal income tax returns filed for years 2010 and prior have either been audited or surveyed and are now resolved. Various combinations of subsidiaries, tax years, and jurisdictions remain open for review, subject to statute of limitations periods (typically 3 to 4 prior years). We do not expect the resolution of open audits to have a material impact on our unrecognized tax benefits.